CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 897,630	$ 137,964	¥ 660,446
Variable Interest Entity, Consolidated, Liabilities, Noncurrent, No Recourse	¥ 2,682	$ 412	¥ 4,271
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	110,000,000	110,000,000	100,000,000	100,000,000
Common Stock, Shares, Outstanding	110,000,000	110,000,000	100,000,000	100,000,000